Financial information by segment, Business sectors (Details) ft³ / d in Millions			12 Months Ended
	Dec. 14, 2018 MW	Feb. 28, 2017 mi	Dec. 31, 2018 ft³ / d MW Plant WindFarm Line SolarPlatform mi	Dec. 31, 2016 MW
Financial information by segment [Abstract]
Length of transmission lines | mi		114
Seville PV [Member]
Financial information by segment [Abstract]
Gross capacity				1
Melowind [Member]
Financial information by segment [Abstract]
Gross capacity	50
United States [Member] | Renewable Energy [Member] | Solana [Member]
Financial information by segment [Abstract]
Number of contracted assets | Plant			1
Gross capacity			280
United States [Member] | Renewable Energy [Member] | Mojave [Member]
Financial information by segment [Abstract]
Number of contracted assets | Plant			1
Gross capacity			280
Spain [Member] | Renewable Energy [Member]
Financial information by segment [Abstract]
Number of contracted assets | SolarPlatform			8
Spain [Member] | Renewable Energy [Member] | PS10/PS20 [Member]
Financial information by segment [Abstract]
Gross capacity			31
Spain [Member] | Renewable Energy [Member] | Solacor 1 and Solacor 2 [Member]
Financial information by segment [Abstract]
Gross capacity			100
Spain [Member] | Renewable Energy [Member] | Solaben 2 and 3 [Member]
Financial information by segment [Abstract]
Gross capacity			100
Spain [Member] | Renewable Energy [Member] | Helioenergy 1 and 2 [Member]
Financial information by segment [Abstract]
Gross capacity			100
Spain [Member] | Renewable Energy [Member] | Helios 1 and 2 [Member]
Financial information by segment [Abstract]
Gross capacity			100
Spain [Member] | Renewable Energy [Member] | Solnova 1, 3 and 4 [Member]
Financial information by segment [Abstract]
Gross capacity			150
Spain [Member] | Renewable Energy [Member] | Solaben 1 and 6 [Member]
Financial information by segment [Abstract]
Gross capacity			100
Spain [Member] | Renewable Energy [Member] | Seville PV [Member]
Financial information by segment [Abstract]
Gross capacity			1
South Africa [Member] | Renewable Energy [Member] | Kaxu [Member]
Financial information by segment [Abstract]
Number of contracted assets | Plant			1
Gross capacity			100
Uruguay [Member] | Renewable Energy [Member] | Palmatir [Member]
Financial information by segment [Abstract]
Number of contracted assets | WindFarm			1
Gross capacity			50
Uruguay [Member] | Renewable Energy [Member] | Cadonal [Member]
Financial information by segment [Abstract]
Number of contracted assets | WindFarm			1
Gross capacity			50
Uruguay [Member] | Renewable Energy [Member] | Melowind [Member]
Financial information by segment [Abstract]
Number of contracted assets | WindFarm			1
Gross capacity			50
Mexico [Member] | Efficient Natural Gas [Member] | ACT [Member]
Financial information by segment [Abstract]
Gross capacity			300
Term of take-or-pay contract			20 years
Peru [Member] | Renewable Energy [Member]
Financial information by segment [Abstract]
Gross capacity			4
Peru [Member] | Electric Transmission Lines [Member] | ATN, ATS and ATN2 [Member]
Financial information by segment [Abstract]
Number of contracted assets | Line			3
Length of transmission lines | mi			1,015
Chile [Member] | Electric Transmission Lines [Member] | Quadra 1, Quadra 2, Palmucho and Chile TL3 [Member]
Financial information by segment [Abstract]
Number of contracted assets | Line			4
Length of transmission lines | mi			137
Algeria [Member] | Water [Member] | Honaine and Skikda [Member]
Financial information by segment [Abstract]
Number of contracted assets | Plant			2
Aggregate capacity | ft³ / d			10.5